Long-Term Loan (Tables)	6 Months Ended
Dec. 31, 2024
Long-Term Loan [Abstract]
Schedule of Long-Term Loan

Long-term loan consists of the following:

	As of December 31, 2024	As of June 30, 2024
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027)	$3,709,968	$4,505,274
Total	3,709,968	4,505,274
Less: Long-term loan – current portion	1,656,288	1,656,288
Long-term loan – non-current portion	$2,053,680	$2,848,986

Schedule of Repayment Schedule for the Loan

The repayment schedule for the loan are as follows:

For the period ending June 30,
2025	$828,144
For the year ending June 30,
2026	1,656,288
2027	1,130,492
2028	170,884
Subtotal	$3,785,808
Less: unamortized debt issuance cost	75,840
Total	$3,709,968